Note 6 - Leases (Details Textual)	Dec. 31, 2021	Oct. 22, 2021	Jun. 28, 2021	Jan. 01, 2021
Lessee, Operating Lease, Renewal Term (Year)	3 years
Lease for 1 Corporate Avenue [Member]
Lessee, Operating Lease, Renewal Term (Year)				5 years
Premises Lease [Member]
Lessee, Operating Lease, Term of Contract (Year)			10 years
Lease Arrangement to Install Panels [Member]
Lessee, Operating Lease, Term of Contract (Year)		7 years